Document and Entity Information	0 Months Ended
Jul. 19, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 19, 2013
Registrant Name	BURNHAM INVESTORS TRUST
Central Index Key	0000030126
Amendment Flag	false
Document Creation Date	Jul. 19, 2013
Document Effective Date	Jul. 19, 2013
Prospectus Date	Aug. 01, 2013